CONSOLIDATED STATEMENT OF CHANGES IN EQUITY (UNAUDITED) - USD ($) $ in Thousands	Total	Common Stock [Member]	Paid-in Additional Capital [Member]	Treasury Shares [Member]	Accumulated Deficit [Member]	Translation Differences [Member]	Other Reserves [Member]	Non-Controlling Interest [Member]
Balance at Dec. 31, 2022	$ 1,073,486	$ 1,627	$ 1,243,754	$ 0	$ (180,664)	$ 138	$ 3,623	$ 5,008
Balance (in shares) at Dec. 31, 2022		162,653,339
Changes in equity
Profit/(loss) after tax	126,089				125,993			97
Other comprehensive income/(loss)	(163)				0	(69)		(94)
Total comprehensive income/(loss) for the period	125,927				125,993	(69)		3
Cash dividends declared and paid	(156,672)				(156,082)			(590)
Purchase of treasury shares	(18,808)			(18,808)
Retirement of treasury shares	0	$ (22)	(18,786)	18,808
Retirement of treasury shares (in shares)		(2,209,927)
Compensation related to options and restricted stock	2,583	$ 6	3,069				(491)
Compensation related to options and restricted stock (in shares)		556,130
Balance at Sep. 30, 2023	1,026,516	$ 1,610	1,228,037	0	(210,754)	69	3,132	4,421
Balance (in shares) at Sep. 30, 2023		160,999,542
Balance at Dec. 31, 2023	1,031,667	$ 1,610	1,228,254	0	(206,477)	201	3,566	4,513
Balance (in shares) at Dec. 31, 2023		160,999,542
Changes in equity
Profit/(loss) after tax	126,749				126,442			308
Other comprehensive income/(loss)	244				0	128		116
Total comprehensive income/(loss) for the period	126,993				126,442	128		423
Cash dividends declared and paid	(125,873)				(125,873)
Compensation related to options and restricted stock	2,898	$ 5	2,578				315
Compensation related to options and restricted stock (in shares)		464,945
Balance at Sep. 30, 2024	$ 1,035,685	$ 1,615	$ 1,230,832	$ 0	$ (205,909)	$ 329	$ 3,882	$ 4,937
Balance (in shares) at Sep. 30, 2024		161,464,487